Deposits (Schedule Of Maturities Of Time Certificates Of Deposit) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deposits [Abstract]
Due within one year	$ 3,239,761	$ 3,100,161
Due in one to two years	1,004,024	1,020,608
Due in two to three years	235,585	399,507
Due in three to four years	290,741	117,633
Due in four to five years	108,511	236,059
Due after five years	4,278	3,944
Total time certificates of deposit	$ 4,882,900	$ 4,877,912